ISSUANCES OF SHARE CAPITAL AND WARRANTS	6 Months Ended
Jun. 30, 2019
Disclosure of issuances of share capital and warrants [Abstract]
ISSUANCES OF SHARE CAPITAL AND WARRANTS
NOTE 4 – ISSUANCES OF SHARE CAPITAL AND WARRANTS

a.	At-the-market (“ATM”) sales agreement with BTIG

In October 2017, the Company entered into an at-the-market (“ATM”) sales agreement with BTIG, LLC (“BTIG”), pursuant to which the Company may, at its sole discretion, offer and sell through BTIG, acting as sales agent, ADSs having an aggregate offering price of up to $30.0 million throughout the period during which the ATM facility remains in effect. The Company will pay BTIG a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. From the effective date of the agreement through June 30, 2019, 9,655,387 ADSs were sold under the program for total net proceeds of approximately $7.0 million, leaving an available balance under the facility of approximately $23.0 million as of June 30, 2019.

b.	Underwritten public offering

In February 2019, the Company completed an underwritten public offering of 28,000,000 of its ADSs and warrants to purchase 28,000,000 ADSs, at a public offering price of $0.55 per ADS and accompanying warrant. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $0.75 per ADS. The offering raised a total of $15.4 million, with net proceeds of $14.1 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.0 million. Total issuance costs initially allocated to the warrants were $0.4 million.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black and Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 2.50% and an average standard deviation of 62.8%. The fair value of the warrants as of June 30, 2019 was based on the then current price of an ADS, a risk-free interest rate of 1.76% and an average standard deviation of 65.2%. The change in fair value from the date of issuance through June 30, 2019 amounted to $1.3 million.